Shareholders' Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Schedule of changes in stockholders' equity
The following table reflects the effect on the Company’s equity for the year ended December 31, 2015 (in thousands):

2015
Adjustment to Accumulated other comprehensive loss related to the reallocation (from noncontrolling to controlling interests) of foreign currency translation loss attributable to our noncontrolling interest in Litha	$(3,904)
Decrease in noncontrolling interests for buy-out of Litha	(32,732)
Decrease in additional paid-in capital for buy-out of Litha	(2,972)
Total cash consideration paid related to buy-out of Litha	$(39,608)